Disclosure of detailed information about patents (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Statements Line Items
Patents, beginning of period	$ 431,462	$ 403,600
Patents, end of period	396,105	431,462
Cost [Member]
Statements Line Items
Patents, beginning of period	782,828	621,181
Additions	121,603	161,647
Patents, end of period	904,431	782,828
Accumulated amortization [Member]
Statements Line Items
Patents, beginning of period	351,366	217,581
Additions	156,960	133,785
Patents, end of period	$ 508,326	$ 351,366